SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - HKD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Net operating loss carryforwards		$ 6,103,318		$ 6,616,606
Less: valuation allowance		(6,103,318)		(6,616,606)	$ (6,318,178)
Deferred tax assets
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Net operating loss carryforwards	$ 5,463,444	6,103,318
Less: valuation allowance	(5,463,444)	(6,103,318)	$ (5,907,746)	$ (6,616,606)
Deferred tax assets